Other Current And Long -Term Liabilities - Summary of Other Current Liabilities (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Other Liabilities [Line Items]
Humana license fee	$ 4,227	$ 2,753
Lease incentive obligation, current	550	550
Contract liabilities, current	3,719	3,785
Accrual for goods or services received, not invoiced	8,141	2,876
CARES Act Medicare advances	1,520
Other current liabilities	3,955	1,037
Total	$ 22,111	$ 11,001